Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Income Taxes	Income Taxes

The following table details the effective tax rates for the three and nine months ended September 30, 2019 and 2018.

	Three months ended		Nine months ended
	September 30,		September 30,
	2019	2018	2019	2018
DPL	(35.6)%	16.3%	(9.8)%	15.2%

Income tax expense for the nine months ended September 30, 2019 and 2018 was calculated using the estimated annual effective income tax rates for 2019 and 2018 of (10.1)% and 16.8%, respectively. Management estimates the annual effective tax rate based on its forecast of annual pre-tax income. To the extent that actual pre-tax results for the year differ from the forecasts applied to the most recent interim period, the estimated rates could be materially different from the actual effective tax rates. DPL’s effective combined state and federal income tax rate for all operations was (35.6)% and (9.8)% for the three and nine months ended September 30, 2019, respectively. These rates are lower than the combined federal and state statutory rate of 21.6% primarily due to the flowthrough of the net tax benefit related to the reversal of excess deferred taxes of DP&L and the impact of the September 26, 2019 PUCO order which finalized the amount of excess deferred tax balances allocable to DP&L’s utility customers.

For the nine months ended September 30, 2019, DPL’s current period effective tax rate for all operations was not materially different than the estimated annual effective rate.

Per the terms of DP&L's 2017 ESP, DPL will not make any tax-sharing payments to AES and AES will forgo collection of the payments during the term of the DMR. As such, during the nine months ended September 30, 2019 and 2018, DPL converted $2.7 million and $30.2 million, respectively, of accrued tax sharing liabilities with AES to additional equity investment in DPL.

DPL’s components of income tax expense on continuing operations were as follows:

	Years ended December 31,
$ in millions	2018	2017	2016
Computation of tax expense / (benefit)
Federal income tax expense / (benefit)(a)	$6.7	$(2.3)	$4.3
Increases (decreases) in tax resulting from:
State income taxes, net of federal effect	0.1	0.1	—
Depreciation of flow-through differences	(4.6)	1.1	3.3
Investment tax credit amortized	(0.3)	(0.3)	(0.4)
Deferred tax adjustments	—	(0.7)	(9.3)
Accrual (settlement) for open tax years	—	(0.4)	2.0
Other, net (b)	(1.2)	(2.5)	(2.3)
Tax expense / (benefit)	$0.7	$(5.0)	$(2.4)

Components of tax expense / (benefit)
Federal - current	$(17.9)	$23.8	$(3.3)
State and Local - current	0.5	0.2	—
Total current	(17.4)	24.0	(3.3)

Federal - deferred	18.3	(28.8)	0.8
State and local - deferred	(0.2)	(0.2)	0.1
Total deferred	18.1	(29.0)	0.9
Tax expense / (benefit)	$0.7	$(5.0)	$(2.4)

(a)	The statutory tax rate of 21% in 2018 and 35% in 2017 and 2016 was applied to pre-tax earnings.

(b)
Includes expense / (benefit) of $3.5 million and $(0.9) million in the years ended December 31, 2017 and 2016, respectively, of income tax related to adjustments from prior years. The 2018 and 2017 tax years also include a remeasurement of deferred tax expense related to the recent enactment of the TCJA of a benefit of $(1.2) million and $(0.4) million, respectively.

Effective and Statutory Rate Reconciliation
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to DPL's effective tax rate, as a percentage of income from continuing operations before taxes for the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018	2017	2016
Statutory Federal tax rate	21.0%	35.0%	35.0%
State taxes, net of Federal tax benefit	0.4%	(1.5)%	0.2%
AFUDC - equity	(0.1)%	4.9%	(5.0)%
Depreciation of flow-through differences	(14.6)%	(17.6)%	26.7%
Amortization of investment tax credits	(1.0)%	5.1%	(3.3)%
Deferred tax adjustments	—%	11.0%	(75.1)%
Permanent differences	—%	4.8%	2.8%
Other, net	(3.5)%	35.2%	(0.7)%
Effective tax rate	2.2%	76.9%	(19.4)%

Deferred Income Taxes
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and (b) operating loss carryforwards. These items are stated at the enacted tax rates that are expected to be in effect when taxes are actually paid or recovered. Investment tax credits related to utility property have been deferred and are being amortized over the estimated useful lives of the related property.

Components of Deferred Tax Assets and Liabilities
	December 31,
$ in millions	2018	2017
Net non-current assets / (liabilities)
Depreciation / property basis	$(112.0)	$(113.4)
Income taxes recoverable	25.0	11.0
Regulatory assets	(15.4)	(23.1)
Investment tax credit	0.5	0.7
Compensation and employee benefits	1.4	19.0
Intangibles	(0.3)	(0.4)
Long-term debt	(2.1)	(0.2)
Other (a)	(13.2)	(7.1)
Net non-current liabilities	$(116.1)	$(113.5)

(a)
The Other caption includes deferred tax assets of $10.9 million in 2018 and $9.3 million in 2017 related to state and local tax net operating loss carryforwards, net of related valuation allowances of $10.9 million in 2018 and $9.3 million in 2017. These net operating loss carryforwards expire from 2019 to 2037.

U.S. Tax Reform
On December 22, 2017, the U.S. enacted the TCJA. The TCJA significantly changes U.S. corporate income tax law.

In 2017, we recognized the income tax effects of the TCJA in accordance with Staff Accounting Bulletin No. 118 (“SAB 118”) which provides SEC guidance on the application of FASC 740, Income Taxes, in the reporting period in which the TCJA was signed into law. Accordingly, our 2017 financial statements reflected the income tax effects of U.S. tax reform for which the accounting was complete and provisional amounts for those impacts for which the accounting under FASC 740 was incomplete, but a reasonable estimate could be determined.

We completed our calculation of the impact of the TCJA in our income tax provision for the year ended December 31, 2018 in accordance with our understanding of the TCJA and guidance available as of the date of this filing, and as a result recognized $15.5 million and $13.7 million of discrete tax expense in the fourth quarter of 2018 and 2017 respectively. Of this total, tax benefits of $1.2 million and $0.4 million are included in continuing operations in 2018 and 2017, respectively. These amounts result from the remeasurement of certain deferred tax assets and liabilities as the rates changed from 35% to 21%. The most material deferred taxes to be remeasured related to property, plant and equipment. The remeasurements of deferred tax assets and liabilities related to regulated utility property of $17.0 million and $135.2 million at December 31, 2018 and 2017 were recorded as regulatory liabilities and were non-cash adjustments.

Per the terms of the order issued by the PUCO on DP&L's 2017 ESP, DPL will not make any tax-sharing payments to AES and AES will forgo collection of the payments during the term of the DMR. The agreed upon term of the DMR is three years. With commission approval, the DMR can be extended two additional years allowing for the term to potentially be five years. Both the current and non-current existing tax sharing liabilities with AES were converted into additional equity investment in DPL, per the requirements of the order. Throughout the term of the DMR, further accrued tax sharing liabilities will also be converted to additional equity. All parties agreed that the initial conversion and subsequent conversions will not be reversed. During the years ended December 31, 2018 and 2017, we converted $40.0 million and $97.1 million, respectively, of accrued tax sharing liabilities with AES to additional equity investment in DPL in accordance with this requirement.

The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to Accumulated other comprehensive loss.

	Years ended December 31,
$ in millions	2018	2017	2016
Tax expense / (benefit)	$0.2	$0.2	$(9.6)

Uncertain Tax Positions
We apply the provisions of GAAP relating to the accounting for uncertainty in income taxes. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

$ in millions
Balance at December 31, 2016	$3.7
Calendar 2017
Tax positions taken during prior period	—
Lapse of Statute of Limitations	(0.2)
Balance at December 31, 2017	3.5
Calendar 2018
Tax positions taken during prior period	—
Lapse of Statute of Limitations	—
Balance at December 31, 2018	$3.5

Of the December 31, 2018 balance of unrecognized tax benefits, $3.5 million is due to uncertainty in the timing of deductibility.

We recognize interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts accrued and the tax expense / (benefit) recorded were not material for each period presented.

Following is a summary of the tax years open to examination by major tax jurisdiction:
U.S. Federal – 2011 and forward
State and Local – 2011 and forward

None of the unrecognized tax benefits are expected to significantly increase or decrease within the next twelve months other than those subject to expiring statute of limitations.